INCOME TAXES (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets
Accrued expenses	$ 616,812	$ 298,992
Less: valuation allowance	(616,812)	(298,992)
Current deferred tax assets, net
Non-current deferred tax assets
Net operating loss carry forwards	2,100,763	116,765
Less: valuation allowance	(2,100,763)	(116,765)
Non-current deferred tax assets, net